CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (11,792)	$ 82,079	$ 111,082
Adjustments to reconcile net income to net cash provided by operating activities -
Depreciation, depletion and amortization	313,190	252,480	222,196
Provision for leased items no longer in use	0	12,589	0
Gain on sale of assets	(42,264)	(40,311)	0
Impairment expense	126,282	0	0
Amortization and write-off of debt issuance costs and premium or discount	12,165	13,103	10,138
Amortization of unearned income and initial direct costs on direct financing leases	(13,035)	(13,747)	(14,395)
Payments received under direct financing leases	20,668	20,668	20,672
Equity in earnings of investments in equity investees	(43,626)	(51,046)	(47,944)
Cash distributions of earnings of equity investees	42,735	47,316	50,281
Non-cash effect of long-term incentive compensation plans	3,941	(5,775)	6,558
Deferred and other tax benefits	663	(4,060)	2,142
Unrealized (gains) losses on derivative transactions	(11,795)	10,943	1,287
Other, net	(4,941)	(10,839)	11,385
Net changes in components of operating assets and liabilities, net of acquisitions (See Note 16)	(2,152)	10,156	(90,650)
Net cash provided by operating activities	390,039	323,556	282,752
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	(195,367)	(250,593)	(463,100)
Cash distributions received from equity investees—return of investment	28,979	35,582	36,939
Investments in equity investees	(3,018)	(4,647)	0
Acquisitions	0	(1,325,759)	(25,394)
Contributions in aid of construction costs	0	124	13,374
Proceeds from asset sales	310,099	85,722	3,609
Other, net	0	0	(151)
Net cash used in (provided by) investing activities	140,693	(1,459,571)	(434,723)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	980,700	1,458,700	1,115,800
Repayments on senior secured credit facility	(1,109,800)	(1,637,700)	(952,600)
Proceeds from issuance of senior unsecured notes	0	1,000,000	0
Proceeds from issuance of Class A convertible preferred units, net	0	726,419	0
Repayment of senior unsecured notes	(145,170)	(204,830)	0
Debt issuance costs	(242)	(25,913)	(1,578)
Issuance of common units for cash, net	0	140,513	298,020
Contributions from noncontrolling interests	2,592	2,770	236
Distributions to common unitholders	(257,416)	(321,875)	(310,039)
Other, net	(137)	(57)	(1,734)
Net cash provided by (used in) financing activities	(529,473)	1,138,027	148,105
Net increase (decrease) in cash and cash equivalents	1,259	2,012	(3,866)
Cash and cash equivalents at beginning of period	9,041	7,029	10,895
Cash and cash equivalents at end of period	$ 10,300	$ 9,041	$ 7,029